Putnam Investments, LLC
One Post Office Square
Boston, MA 02109
November 30, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:	Putnam RetirementReady Funds (Reg. No. 333-117134) (811-21598) (the "Fund") Post-Effective
Amendment No. 4 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 28, 2007.

Comments or questions concerning this certificate may be directed to Anne Marie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

PUTNAM RETIREMENTREADY FUNDS

By:	/s/ Charles E. Porter

Charles E. Porter, Executive Vice President, Associate
Treasurer and Principal Executive Officer and Compliance Liaison

cc: Carlo Forcione, Esq.